Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Useful Lives of Property Plant and Equipment	The estimated useful lives of the Company’s assets are as follows:

Estimated Useful Lives
(years)
Buildings	50
Stadium equipment	5
IT equipment	3
Furniture and fixtures	4
Other equipment	10